Document and Entity Information	6 Months Ended
Jun. 30, 2015
Document and Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q2
Entity Registrant Name	RR Media Ltd.
Entity Central Index Key	0001375829
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	RRM